AVAILABLE FOR SALE INVESTMENTS (Details Narrative) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Available for sale investments	$ 2,574,546	$ 3,388,906
Other comprehensive income, net of tax, available-for-sale financial assets	1,855	7,375
Total Attributable To Equity Holders Of The Bank [Member]
Disclosure of financial assets [line items]
Other comprehensive income, net of tax, available-for-sale financial assets	459	6,449
Non-controlling Interest [Member]
Disclosure of financial assets [line items]
Other comprehensive income, net of tax, available-for-sale financial assets	1,396	926
Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments	27,673	918,488
Securities Sold Under Repurchase Agreements [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments	1,156	57,393
Chilean Central Bank & Government Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments	2,262,801	1,743,474
Chilean Central Bank & Government Securities [Member] | Securities Sold Under Repurchase Agreements [Member]
Disclosure of financial assets [line items]
Available for sale investments	$ 241,995	$ 155,044